Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax provision expense
	Year ended December 31
	2021	2020	2019
Current provision:
Federal	$2,536	$21	$21
State and local	795	133	152
Foreign	3,572	1,415	5,423
	6,903	1,569	5,596
Deferred expense/(benefit):
Federal	(9,013)	—	—
State and local	(3,472)	(118)	(141)
Foreign	(213)	490	(866)
	(12,698)	372	(1,007)
Provision for (benefit from) income taxes	$(5,795)	$1,941	$4,589

Schedule of income (loss) before provision for income taxes
	Year ended December 31
	2021	2020	2019
United States	$17,018	$24,616	$(11,288)
International	13,449	7,751	(1,114)
Total	$30,467	$32,367	$(12,402)

Schedule of deferred income tax assets and liabilities
	December 31
	2021	2020
Deferred tax assets:
Accounts receivable	$4,295	$2,819
Inventories	4,413	3,205
Reserves and other accruals	5,903	1,271
Lease liabilities	22,203	10,746
Credits and other	2,144	4,064
Net operating losses	6,102	10,485
Gross deferred tax assets	45,060	32,590
Valuation allowance	(5,543)	(19,425)
Total deferred tax assets, net	39,517	13,165

Deferred tax liabilities:
Prepaid expenses	(798)	(598)
Other	(621)	—
ROU	(21,212)	(10,223)
Property and equipment	(3,219)	(693)
Long-term investment	(300)	(982)
Total deferred tax liabilities	(26,150)	(12,496)
Net deferred tax assets	$13,367	$669

Schedule of effective tax rate
	Year ended December 31
	2021	2020	2019
Federal taxes at statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	(6.85)	0.04	(0.02)
Permanent items:
Other nondeductible items	0.48	0.17	(0.18)
Subpart F income	—	0.03	(1.24)
SEC. 956 Income inclusion	—	—	—
Stock-based compensation	0.74	0.07	—
Foreign withholding tax	—	—	(32.12)
Research & development credit	—	(2.04)	—
Global intangible low-taxed income	—	2.36	—
Foreign rate differential and foreign tax credits	2.15	1.12	3.77
Change in valuation allowance	(33.11)	(15.48)	(13.60)
Federal tax reform rate differential	—	—	—
Prior year adjustments and other	(3.43)	(1.27)	(13.22)
Effective tax rate	(19.02)%	6.00%	(35.61)%

Schedule of reconciliation of the beginning and ending amounts of uncertain tax positions
	Year ended December 31
	2021	2020
Beginning balance	$850	$586
Additions based on tax positions related to the prior year	713	264
Reductions for tax positions of prior years	—	—
Ending balance	$1,563	$850